FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivative financial instruments (Details)	Dec. 31, 2024
Term, 1 month
Financial Instruments and Risks
Dollar coupon	8.46%
Term, 1 month | Brazil, Brazil Real
Financial Instruments and Risks
Derivative Instrument, Interest Rate, Effective Percentage	12.15%
Term, 1 month | US Dollars
Financial Instruments and Risks
Derivative Instrument, Interest Rate, Effective Percentage	4.33%
Term, 6 months
Financial Instruments and Risks
Dollar coupon	6.37%
Term, 6 months | Brazil, Brazil Real
Financial Instruments and Risks
Derivative Instrument, Interest Rate, Effective Percentage	14.19%
Term, 6 months | US Dollars
Financial Instruments and Risks
Derivative Instrument, Interest Rate, Effective Percentage	4.25%
Term, 1 year
Financial Instruments and Risks
Dollar coupon	6.41%
Term, 1 year | Brazil, Brazil Real
Financial Instruments and Risks
Derivative Instrument, Interest Rate, Effective Percentage	15.41%
Term, 1 year | US Dollars
Financial Instruments and Risks
Derivative Instrument, Interest Rate, Effective Percentage	4.17%
Term, 2 year
Financial Instruments and Risks
Dollar coupon	6.29%
Term, 2 year | Brazil, Brazil Real
Financial Instruments and Risks
Derivative Instrument, Interest Rate, Effective Percentage	15.94%
Term, 2 year | US Dollars
Financial Instruments and Risks
Derivative Instrument, Interest Rate, Effective Percentage	4.16%
Term, 3 year
Financial Instruments and Risks
Dollar coupon	6.22%
Term, 3 year | Brazil, Brazil Real
Financial Instruments and Risks
Derivative Instrument, Interest Rate, Effective Percentage	15.89%
Term, 3 year | US Dollars
Financial Instruments and Risks
Derivative Instrument, Interest Rate, Effective Percentage	4.21%
Term, 5 year
Financial Instruments and Risks
Dollar coupon	6.41%
Term, 5 year | Brazil, Brazil Real
Financial Instruments and Risks
Derivative Instrument, Interest Rate, Effective Percentage	15.60%
Term, 5 year | US Dollars
Financial Instruments and Risks
Derivative Instrument, Interest Rate, Effective Percentage	4.36%
Term, 10 year
Financial Instruments and Risks
Dollar coupon	7.31%
Term, 10 year | Brazil, Brazil Real
Financial Instruments and Risks
Derivative Instrument, Interest Rate, Effective Percentage	14.96%
Term, 10 year | US Dollars
Financial Instruments and Risks
Derivative Instrument, Interest Rate, Effective Percentage	4.88%